Income Taxes - Net Deferred Tax Assets Presented on Consolidated Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Current deferred tax assets	$ 170	$ 206
Current deferred tax liabilities	(19)	(44)
Long-term deferred tax assets	90	69
Long-term deferred tax liabilities	(141)	(81)
Net deferred tax assets	$ 100	$ 150